LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2017
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LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
8.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2017	2016
Entertainment production costs	$76,884	$76,884
Less: accumulated amortization	(58,601)	(51,744)

Entertainment production costs, net	18,283	25,140
Deferred rent assets	54,467	32,219
Other long-term prepayments and other assets	43,415	36,240
Other deposits	27,864	15,143
Input value-added tax, net	21,005	19,392
Deferred financing costs, net	19,364	27,235
Long-term receivables, net	3,724	5,759
Advance payments for construction costs	1,523	33,783

Long-term prepayments, deposits and other assets	$189,645	$194,911

Entertainment production costs represent amounts incurred and capitalized for entertainment shows in City of Dreams. The Group amortized the entertainment production costs over 10 years or the respective estimated useful life of the entertainment show, whichever is shorter.

Advance payments for construction costs are connected with the construction and fit-out cost for City of Dreams and Studio City.

Deferred financing costs, net represent unamortized debt issuance costs related to the Group’s revolving credit facilities.

Input value-added tax, net represents the value-added tax recoverable from the tax authority in the Philippines mainly connected with the purchase of assets or services for City of Dreams Manila. During the years ended December 31, 2017, 2016 and 2015, provisions for input value-added tax expected to be non-recoverable amounting to $2,813, $5,459 and $30,254, respectively, were recognized in the accompanying consolidated statements of operations.

Long-term receivables, net represent casino receivables from casino customers where settlements are not expected within the next year. During the years ended December 31, 2017 and 2015, net amount of long-term receivables of $8,771 and $5,111 and net amount of allowance for doubtful debts of $6,940 and $3,993, respectively, were reclassified to current. During the year ended December 31, 2016, net amount of current accounts receivable of $6,128 and net amount of allowance for doubtful debts of $9,573, were reclassified to non-current. Reclassifications to current accounts receivable, net, are made when settlement of such balances are expected to occur within one year.